FINANCIAL EXPENSES (INCOME), NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
FINANCIAL EXPENSES (INCOME), NET [Abstract]
Financial expenses related to convertible loans		$ 2,166	$ 6
Issuance of warrants to purchase convertible preferred share	835
Revaluation of fair value of warrants to purchase convertible preferred share	(776)	1,111	832
Issuance of convertible preferred shares	1,114
Foreign currency transactions and other	200	93	18
Financial expenses related to loan agreement with Kreos	100
Issuance cost related to warrants liability	128
Bank commissions	36	40	22
Expenses related to hedging transactions	61
Financial expenses (income), net	$ 1,698	$ 3,410	$ 878